Taxation (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Component of income tax expenses
Current tax expense	¥ 2,764,097		¥ 2,531,271	¥ 2,594,295
Deferred tax (benefit)/expense	150,629		(70,621)	(438,307)
Income tax expenses	¥ 2,914,726	$ 418,674	¥ 2,460,650	¥ 2,155,988